Employee Retirement Benefit Plan - Additional Information (Detail) (China, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
China
Defined Benefit Plan Disclosure [Line Items]
Cost of contributions to staff retirement plans	$ 7.8	$ 4.2	$ 2.9